Baywood SKBA ValuePlus Fund
Baywood SKBA ValuePlus Fund
Investment Objective
The Baywood SKBA ValuePlus Fund (the "Fund") seeks to achieve long-term capital appreciation by investing in undervalued equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Baywood SKBA ValuePlus Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baywood SKBA ValuePlus Fund		Investor Shares	Institutional Shares
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.95%	0.69%
Total Annual Fund Operating Expenses		1.70%	1.19%
Fee Waiver and/or Expense Reimbursement	[2]	(0.75%)	(0.49%)
Net Annual Fund Operating Expenses		0.95%	0.70%
[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	SKBA Capital Management, LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 0.95% and Institutional Shares to 0.70%, through March 31, 2017 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Baywood SKBA ValuePlus Fund (USD $)	1 Year	3 Years
Investor Shares	97	303
Institutional Shares	72	224

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the period ending June 30, 2013, the Predecessor Fund's (as defined below) portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Advisor intends to invest primarily in securities that it deems to be undervalued and which exhibit the likelihood of exceeding market returns. The Fund will typically hold these securities until their market price reflects or exceeds their intrinsic value. The Advisor also expects to generate income by primarily investing in dividend-paying companies. In selecting dividend-paying companies, the Advisor does not seek a specific absolute yield; instead it compares the yield to a universe of dividend paying stocks along with its own history.

In determination of a company's valuation and fundamental attractiveness, the Advisor generally applies a rigorous thought process that includes, but is not limited to the following criteria:

Fundamental Analysis:

•Assess balance sheet risk: Cash generation cycle, debt payment schedule, coverage ratios

•Forecast earning power: Mid-cycle margins, normal return on capital, above/below trend

•Determine cash flow sources/uses: Discretionary cash flow, capital investment required, capital allocation priorities.

•Identify dividend policy: Appraise dividend payout to earnings, dividend growth forecast, dividend cut forecast

Competitive Analysis:

•Analyze business strategy: Market share changes, product development cycles and sustainability of advantages

•Evaluate management strengths: Track record, incentive compensation goals, internal compliance system

In addition, the Advisor will at times seek catalysts to which a company's valuation may improve from. These catalysts include but are not limited to: changes in management, improvements in a company's capitalization and forecasted changes of return on invested capital.

In selecting investments for the Fund, the Advisor typically seeks to invest in companies for a period three to five years. In consideration of a company's fundamental outlook the Advisor considers a company's earnings power, including its long-term ability to generate profit for reinvestment or distributions to shareholders. The Advisor considers other factors such as balance sheet and income statement strength, competitive position and overall industry prospects as well as management's alignment with shareholders' interests. Stock selection is based on individual company merits and the Advisor's assessment of each company's fair value.

The Fund may sell a security when it reaches its target valuation or when the Advisor expects or observes a long-term deterioration of a company's fundamentals. The Advisor may also sell a security when it identifies more compelling investment ideas or a particular security exceeds 5% of portfolio's total assets.

Under normal conditions, the Advisor seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities, including common, preferred and convertible stock and sponsored American Depositary Receipts ("ADRs"). The Advisor considers large market capitalization companies to be those with market capitalizations in the range of the Standard & Poor's 500 Index® at the time of purchase. In addition, the Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Advisor's Process (as explained below) does not identify other appropriate investments for the Fund.

The Fund is a diversified fund and seeks to construct a portfolio ranging from 40 to 60 securities.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following additional risks could affect the value of your investment:

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities investment value.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Holding Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest in is rapidly rising.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Market Risk. The value of the Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Value Investment Risk. The Fund may invest in securities the Advisor believes are undervalued. The value of the Fund's shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Performance Information

The following chart illustrates the variability of the Investor Shares' returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Fund's average annual returns for one year and since inception compare to certain broad-based indices. The broad-based indices are the Russell 1000 Value Index®, which measures the performance of U.S. large capitalization value stocks, and the S&P 500 Index®, which measures the performance of U.S. large capitalization stocks. Because the Investor Shares have higher expenses than the Institutional Shares, the performance of the Investor Shares would be lower than the performance that the Institutional Shares realized for the same period. Updated performance information is available at www.baywoodfunds.com or by calling (855) 409-2297 (toll free).

A collective investment trust managed by the Fund's Advisor and portfolio management team ("Predecessor Fund") is expected to be reorganized into the Fund as of the date the Fund commences operations (i.e., on or about December 1, 2013). This collective investment trust was organized on June 27, 2008 and commenced operations on June 27, 2008. The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The collective investment trust, however, was not registered as an investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), and the collective investment trust was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations is that of the collective investment trust. The performance of the collective investment trust has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment trust had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Annual Returns as of December 31

The calendar year-to-date total return as of September 30, 2013 was 20.87%.

During the period shown, the highest return for a quarter was 15.53% for the quarter ended June 30, 2009, and the lowest return was -15.22% for the quarter ended March 31, 2009.

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Baywood SKBA ValuePlus Fund	Label	1 Year	Since Inception		Inception Date
Investor Shares	Investor Shares - Return Before Taxes	11.65%	7.07%		Jun. 27, 2008
Institutional Shares	Institutional Shares - Return Before Taxes	11.88%	7.16%	[1]	May 02, 2011
After Taxes on Distributions Investor Shares	Investor Shares - Return After Taxes on Distributions	11.65%	7.07%
After Taxes on Distributions and Sales Investor Shares	Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.57%	6.11%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	4.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	4.78%
[1]	For the Institutional Shares, performance for the period is a blended average annual return which includes the returns of Investor Shares prior to May 2, 2011, the commencement of operations of Institutional Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.